UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

                    GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was (19.5)%, compared with total returns of (2.4)% and (26.8)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was (21.7)%. The Fund’s NAV per share was $6.68, while the price of the publicly traded shares closed at $5.79 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)				Since
	Quarter	1 Year	3 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	(19.51)%	(28.51)%	(13.76)%	(11.22)%
Investment Total Return (c)	(21.69)	(33.32)	(19.97)	(14.45)
CBOE S&P 500 Buy/Write Index	(2.38)	0.36	5.69	6.20	(d)
XAU Index	(26.75)	(42.98)	(37.67)	(26.78	)(d)
Dow Jones U.S. Basic Materials Index	(19.16)	(23.00)	0.78	(1.39	)(d)
S&P Global Agribusiness Equity Index	(14.99)	(11.19)	3.50	1.20
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.7%
	Agriculture — 3.9%
20,000	Archer Daniels Midland Co.(a)	$829,000
20,000	Bunge Ltd.	1,466,000
25,000	Monsanto Co.	2,133,500
18,000	Syngenta AG, ADR	1,148,040

		5,576,540

	Energy and Energy Services — 26.9%
64,700	Anadarko Petroleum Corp.(a)	3,907,233
26,000	Apache Corp.(a)	1,018,160
4,500	Baker Hughes Inc.	234,180
91,500	Cabot Oil & Gas Corp.(a)	2,000,190
32,500	Cameron International Corp.†(a)	1,992,900
37,500	Carrizo Oil & Gas Inc.†(a)	1,145,250
2,458	Centrus Energy Corp., Cl. A†	7,595
20,000	Cheniere Energy Inc.†	966,000
135,000	Cobalt International Energy Inc.†(a)	955,800
16,000	Concho Resources Inc.†	1,572,800
30,000	CONSOL Energy Inc.	294,000
20,000	Continental Resources Inc.†	579,400
49,000	CVR Refining LP	936,880
51,800	Devon Energy Corp.(a)	1,921,262
7,500	Diamondback Energy Inc.†	484,500
115,000	Encana Corp.	740,600
4,200	FMC Technologies Inc.†	130,200
20,000	Halliburton Co.(a)	707,000
65,500	Marathon Oil Corp.(a)	1,008,700
70,000	Marathon Petroleum Corp.(a)	3,243,100
110,000	Nabors Industries Ltd.	1,039,500
2,500	Newfield Exploration Co.†	82,250
39,000	Noble Energy Inc.(a)	1,177,020
65,000	Patterson-UTI Energy Inc.	854,100
1,800	Pioneer Natural Resources Co.	218,952
30,000	Plains GP Holdings LP, Cl. A	525,000
26,000	Schlumberger Ltd.	1,793,220
52,000	SM Energy Co.(a)	1,666,080
14,000	Southwestern Energy Co.†	177,660
14,000	SPDR S&P Oil & Gas Exploration & Production ETF	459,760
70,000	Suncor Energy Inc.(a)	1,870,400
34,000	Superior Energy Services Inc.	429,420
39,000	The Williams Companies Inc.(a)	1,437,150
17,500	Total SA, ADR	782,425
65,000	Tullow Oil plc†	166,273
18,000	Valero Energy Corp.	1,081,800
100,000	Weatherford International plc†(a)	848,000
19,300	Whiting Petroleum Corp.†	294,711

		38,749,471

	Food and Beverage — 0.3%
10,000	Tyson Foods Inc., Cl. A	431,000

Shares		Market Value

	Health Care — 0.9%
30,000	Zoetis Inc.	$1,235,400

	Materials — 0.8%
10,000	Air Liquide SA	1,180,539

	Metals and Mining — 59.4%
342,500	Agnico Eagle Mines Ltd.(a)	8,672,100
658,018	Alamos Gold Inc., Cl. A	2,428,087
300,000	Alderon Iron Ore Corp.†	42,712
293,000	AngloGold Ashanti Ltd., ADR†(a)	2,399,670
135,000	Antofagasta plc	1,020,490
87,000	ArcelorMittal(a)	448,050
231,291	AuRico Metals Inc.†	114,388
862,500	B2Gold Corp.†	905,625
503,700	Barrick Gold Corp.(a)	3,203,532
35,000	BHP Billiton Ltd., ADR	1,106,700
489,000	Centerra Gold Inc.	2,762,878
224,500	Detour Gold Corp.†	2,393,882
905,000	Eldorado Gold Corp., New York	2,914,100
223,000	Franco-Nevada Corp.(a)	9,816,460
65,000	Freeport-McMoRan Inc.(a)	629,850
480,028	Fresnillo plc	4,295,236
640,000	Goldcorp Inc.(a)	8,012,800
77,236	Hochschild Mining plc†	81,787
10,000	Labrador Iron Ore Royalty Corp.	107,156
51,400	Lundin Mining Corp.†	145,207
196,000	MAG Silver Corp.†	1,395,279
206,300	Newmont Mining Corp.(a)	3,315,241
130,000	Osisko Gold Royalties Ltd.	1,373,548
600,000	Perseus Mining Ltd.†	128,448
163,000	Primero Mining Corp.†	379,790
210,000	Randgold Resources Ltd., ADR(a)	12,408,900
41,700	Rio Tinto plc, ADR(a)	1,410,294
750,000	Romarco Minerals Inc.†	264,144
139,000	Royal Gold Inc.(a)	6,530,220
1,772,727	Saracen Mineral Holdings Ltd.†	622,141
125,000	Sibanye Gold Ltd., ADR	580,000
200,000	Silver Wheaton Corp.	2,402,000
277,000	Tahoe Resources Inc.(a)	2,143,980
747,000	Torex Gold Resources Inc.†	699,700
50,000	Vedanta Resources plc	321,610

		85,476,005

	Specialty Chemicals — 6.5%
10,000	Agrium Inc.	895,000
20,010	Albemarle Corp.(a)	882,441
15,000	CF Industries Holdings Inc.	673,500
15,000	E. I. du Pont de Nemours and Co.	723,000
45,000	FMC Corp.(a)	1,525,950
81,200	Potash Corp. of Saskatchewan Inc.(a)	1,668,660
8,000	Praxair Inc.	814,880
3,000	The Chemours Co.	19,410
10,000	The Dow Chemical Co.(a)	424,000

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
57,500	The Mosaic Co.(a)	$1,788,825

		9,415,666

	TOTAL COMMON STOCKS	142,064,621

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 400,000	B2Gold Corp.
	3.250%, 10/01/18	331,750

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
1,500,000	U.S. Treasury Bill,
	0.095%††, 10/29/15(b)	1,499,889

	TOTAL INVESTMENTS — 100.0%
	(Cost $269,864,813)	$143,896,260

	Aggregate tax cost	$274,274,348

	Gross unrealized appreciation	$8,430,737
	Gross unrealized depreciation	(138,808,825)

	Net unrealized appreciation/depreciation	$(130,378,088)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) — (2.0)%
	Call Options Written — (2.0)%
635	Agnico Eagle Mines Ltd.	Oct. 15/37	$2,540
400	Agnico Eagle Mines Ltd.	Nov. 15/31	20,000
350	Agnico Eagle Mines Ltd.	Nov. 15/34	9,100
320	Agnico Eagle Mines Ltd.	Nov. 15/35	6,400
100	Agnico Eagle Mines Ltd.	Dec. 15/31	7,481
320	Agnico Eagle Mines Ltd.	Jan. 16/31	39,680
1,000	Agnico Eagle Mines Ltd.	Jan. 16/34	73,000
300	Agnico Eagle Mines Ltd.	Jan. 16/35	17,400
100	Agrium Inc.	Oct. 15/105	2,750
100	Air Liquide SA(d)	Dec. 15/110	26,142
620	Alamos Gold Inc.	Dec. 15/7.50	4,650
1,300	Alamos Gold Inc.	Dec. 15/36	69,706
300	Alamos Gold Inc.	Mar. 16/5	19,500
200	Albemarle Corp.	Dec. 15/60	4,500
300	Anadarko Petroleum Corp.	Oct. 15/80	900
172	Anadarko Petroleum Corp.	Nov. 15/90	1,032
175	Anadarko Petroleum Corp.	Dec. 15/77.50	7,558
1,000	AngloGold Ashanti Ltd., ADR	Oct. 15/13	2,500

Number of Contracts		Expiration Date/ Exercise Price	Market Value

465	AngloGold Ashanti Ltd., ADR	Jan. 16/12	$9,300
465	AngloGold Ashanti Ltd., ADR	Jan. 16/13	4,650
1,000	AngloGold Ashanti Ltd., ADR	Apr. 16/10	80,000
33	Antofagasta plc(e)	Oct. 15/780	0
85	Apache Corp.	Oct. 15/75	85
85	Apache Corp.	Nov. 15/57.50	222
90	Apache Corp.	Jan. 16/50	7,200
440	ArcelorMittal	Dec. 15/11	1,980
200	Archer Daniels Midland Co.	Dec. 15/48	3,300
4,300	B2Gold Corp.	Nov. 15/1.75	1,806
4,325	B2Gold Corp.	Jan. 16/1.50	11,115
852	Barrick Gold Corp.	Oct. 15/14	426
950	Barrick Gold Corp.	Oct. 15/15	950
1,180	Barrick Gold Corp.	Nov. 15/8	16,520
500	Barrick Gold Corp.	Nov. 15/10	1,750
905	Barrick Gold Corp.	Dec. 15/8	21,268
650	Barrick Gold Corp.	Dec. 15/9	7,800
75	BHP Billiton Ltd., ADR	Nov. 15/52.50	3,338
100	BHP Billiton Ltd., ADR	Nov. 15/55	4,450
175	BHP Billiton Ltd., ADR	Dec. 15/36	11,812
200	Bunge Ltd.	Oct. 15/87.50	1,000
305	Cabot Oil & Gas Corp.	Oct. 15/30	762
425	Cabot Oil & Gas Corp.	Nov. 15/30	4,250
185	Cabot Oil & Gas Corp.	Jan. 16/27.50	7,400
175	Cameron International Corp.	Nov. 15/55	138,250
75	Cameron International Corp.	Jan. 16/50	89,250
200	Carrizo Oil & Gas Inc.	Oct. 15/40	3,500
75	Carrizo Oil & Gas Inc.	Oct. 15/47.50	1,125
200	Carrizo Oil & Gas Inc.	Oct. 15/57.50	2,500
100	Carrizo Oil & Gas Inc.	Nov. 15/45	1,750
1,688	Centerra Gold Inc.(f)	Oct. 15/7	85,380
265	Centerra Gold Inc.(f)	Oct. 15/8	3,972
500	Centerra Gold Inc.(f)	Jan. 16/7	45,897
2,437	Centerra Gold Inc.(f)	Jan. 16/8	141,527
150	CF Industries Holdings Inc.	Jan. 16/60	9,450
500	Cobalt International Energy Inc.	Oct. 15/12	1,250
350	Cobalt International Energy Inc.	Nov. 15/9	4,375
80	Concho Resources Inc.	Dec. 15/130	5,200
40	Concho Resources Inc.	Jan. 16/115	14,000
40	Concho Resources Inc.	Mar. 16/115	21,400
150	CONSOL Energy Inc.	Oct. 15/20	825
100	CONSOL Energy Inc.	Oct. 15/32	600
125	CONSOL Energy Inc.	Dec. 15/20	305
100	CONSOL Energy Inc.	Jan. 16/13	6,100
200	Continental Resources Inc.	Jan. 16/35	31,500
200	Detour Gold Corp.(f)	Oct. 15/13	23,155
1,145	Detour Gold Corp.(f)	Oct. 15/14	74,646

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
900	Detour Gold Corp.(f)	Dec. 15/15	$91,383
150	Devon Energy Corp.	Oct. 15/62.50	225
43	Devon Energy Corp.	Oct. 15/65	64
145	Devon Energy Corp.	Oct. 15/70	218
90	Devon Energy Corp.	Nov. 15/55	225
90	Devon Energy Corp.	Nov. 15/57.50	335
75	Diamondback Energy Inc.	Jan. 16/77.50	14,250
75	E. I. du Pont de Nemours and Co.	Oct. 15/60	75
75	E. I. du Pont de Nemours and Co.	Nov. 15/60	188
3,817	Eldorado Gold Corp.	Oct. 15/6	9,542
2,617	Eldorado Gold Corp.	Jan. 16/6	13,085
652	Eldorado Gold Corp.	Apr. 16/4.50	14,670
300	Encana Corp.	Oct. 15/11	750
300	Encana Corp.	Oct. 15/15	750
550	Encana Corp.	Dec. 15/11.50	1,298
450	FMC Corp.	Oct. 15/50	9,000
40	FMC Technologies Inc.	Oct. 15/40	300
52	FMC Technologies Inc.	Oct. 15/42.50	390
42	FMC Technologies Inc.	Nov. 15/39	735
1,000	Franco-Nevada Corp.	Oct. 15/52	1,930
530	Franco-Nevada Corp.	Nov. 15/47.50	63,648
500	Franco-Nevada Corp.	Dec. 15/45	125,855
200	Franco-Nevada Corp.	Jan. 16/45	68,000
87	Freeport-McMoRan Inc.	Nov. 15/21	435
150	Freeport-McMoRan Inc.	Nov. 15/22	450
88	Freeport-McMoRan Inc.	Nov. 15/25	572
325	Freeport-McMoRan Inc.	Jan. 16/10	45,175
88	Freeport-McMoRan Inc.	Jan. 16/15	2,640
167	Fresnillo plc(e)	Oct. 15/800	0
58	Fresnillo plc(e)	Nov. 15/640	10,967
25	Fresnillo plc(e)	Nov. 15/660	3,215
12	Fresnillo plc(e)	Nov. 15/680	908
113	Fresnillo plc(e)	Nov. 15/700	4,274
105	Fresnillo plc(e)	Dec. 15/720	7,148
1,000	Goldcorp Inc.	Oct. 15/19	2,000
1,000	Goldcorp Inc.	Oct. 15/21	1,500
1,525	Goldcorp Inc.	Oct. 15/22	2,288
1,000	Goldcorp Inc.	Oct. 15/23	1,000
500	Goldcorp Inc.	Dec. 15/17	7,315
1,375	Goldcorp Inc.	Jan. 16/17	34,375
45	Halliburton Co.	Oct. 15/45	135
100	Halliburton Co.	Oct. 15/47	300
100	Halliburton Co.	Nov. 15/43	2,200
170	Icahn Enterprises LP	Dec. 15/21	3,499
150	Icahn Enterprises LP	Jan. 16/20	11,700
500	MAG Silver Corp.(f)	Nov. 15/10	14,987
400	MAG Silver Corp.(f)	Jan. 16/10	19,483
115	Marathon Oil Corp.	Oct. 15/28	115

Number of Contracts		Expiration Date/ Exercise Price	Market Value
110	Marathon Oil Corp.	Oct. 15/33	$55
210	Marathon Oil Corp.	Nov. 15/25	210
500	Marathon Oil Corp.	Dec. 15/57.50	16,750
200	Marathon Petroleum Corp.	Oct. 15/50	5,000
250	Monsanto Co.	Oct. 15/110	3,625
200	Nabors Industries Ltd.	Oct. 15/16	100
250	Nabors Industries Ltd.	Dec. 15/14	2,250
250	Nabors Industries Ltd.	Dec. 15/17	250
400	Nabors Industries Ltd.	Jan. 16/12	16,600
400	Newmont Mining Corp.	Oct. 15/19	2,200
600	Newmont Mining Corp.	Dec. 15/20	22,800
300	Newmont Mining Corp.	Dec. 15/25	1,950
200	Newmont Mining Corp.	Jan. 16/19	12,600
563	Newmont Mining Corp.	Jan. 16/20	28,713
100	Noble Corp. plc	Oct. 15/15	200
90	Noble Energy Inc.	Nov. 15/47.50	225
150	Noble Energy Inc.	Nov. 15/50	375
150	Noble Energy Inc.	Jan. 16/35	18,000
650	Osisko Gold Royalties Ltd.(f)	Jan. 16/15	46,272
650	Osisko Gold Royalties Ltd.(f)	Jan. 16/16	30,442
200	Patterson-UTI Energy Inc.	Nov. 15/23	1,000
200	Patterson-UTI Energy Inc.	Dec. 15/16	16,344
125	Patterson-UTI Energy Inc.	Feb. 16/16	13,125
125	Patterson-UTI Energy Inc.	Feb. 16/17	10,625
300	Plains GP Holdings LP, Cl. A	Nov. 15/25	3,750
300	Potash Corp. Of Saskatchewan Inc.	Dec. 15/33	750
125	Potash Corp. Of Saskatchewan Inc.	Jan. 16/23	6,125
137	Potash Corp. Of Saskatchewan Inc.	Jan. 16/27	1,850
125	Potash Corp. Of Saskatchewan Inc.	Mar. 16/23	9,375
125	Potash Corp. Of Saskatchewan Inc.	Mar. 16/27	2,875
80	Praxair Inc.	Oct. 15/115	800
1,085	Primero Mining Corp.	Oct. 15/35	2,973
545	Primero Mining Corp.	Dec. 15/5	2,687
325	Randgold Resources Ltd., ADR	Oct. 15/70	4,062
250	Randgold Resources Ltd., ADR	Oct. 15/72.50	1,250
200	Randgold Resources Ltd., ADR	Dec. 15/67.50	33,500
200	Randgold Resources Ltd., ADR	Dec. 15/80	6,000
310	Randgold Resources Ltd., ADR	Dec. 15/82.50	6,975
715	Randgold Resources Ltd., ADR	Jan. 16/67.50	159,088
100	Randgold Resources Ltd., ADR	Jan. 16/82.50	4,000

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
100	Rio Tinto plc, ADR	Nov. 15/42.50	$1,500
167	Rio Tinto plc, ADR	Dec. 15/40	7,886
150	Rio Tinto plc, ADR	Jan. 16/47.50	2,625
150	Royal Gold Inc.	Oct. 15/70	375
140	Royal Gold Inc.	Oct. 15/72.50	350
310	Royal Gold Inc.	Oct. 15/77.50	775
150	Royal Gold Inc.	Nov. 15/60	4,950
340	Royal Gold Inc.	Dec. 15/57.50	28,427
150	Royal Gold Inc.	Jan. 16/52.50	30,750
150	Royal Gold Inc.	Jan. 16/72.50	3,750
160	Schlumberger Ltd.	Nov. 15/90	640
50	Schlumberger Ltd.	Jan. 16/80	3,850
625	Sibanye Gold Ltd., ADR	Oct. 15/7.50	3,125
625	Sibanye Gold Ltd., ADR	Dec. 15/7.50	819
133	Silver Wheaton Corp.	Dec. 15/18	1,064
700	Silver Wheaton Corp.	Dec. 15/20	2,800
746	Silver Wheaton Corp.	Jan. 16/17	15,293
0	Silver Wheaton Corp.	Jan. 16/22	0
421	Silver Wheaton Corp.	Feb. 16/15	23,054
210	SM Energy Co.	Nov. 15/65	2,310
100	SM Energy Co.	Jan. 16/55	3,250
210	SM Energy Co.	Feb. 16/45	30,450
70	Southwestern Energy Co.	Dec. 15/22	175
140	State Street Corp.	Dec. 15/40	6,160
409	Suncor Energy Inc.	Dec. 15/30	15,133
200	Suncor Energy Inc.	Jan. 16/29	17,000
91	Suncor Energy Inc.	Mar. 16/27	16,835
100	Superior Energy Services Inc.	Nov. 15/15	4,500
170	Superior Energy Services Inc.	Dec. 15/22.50	2,125
170	Superior Energy Services Inc.	Mar. 16/17.50	9,350
100	Syngenta AG, ADR	Dec. 15/85	6,250
400	Tahoe Resources Inc.	Dec. 15/15	3,000
970	Tahoe Resources Inc.	Jan. 16/11	25,482
1,400	Tahoe Resources Inc.	Mar. 16/10	84,000
50	The Dow Chemical Co.	Dec. 15/48	3,750
50	The Dow Chemical Co.	Dec. 15/49	2,750
225	The Mosaic Co.	Dec. 15/45	675
55	The Mosaic Co.	Dec. 15/37.50	1,622
295	The Mosaic Co.	Jan. 16/37.50	12,832
100	The Williams Companies Inc.	Nov. 15/57.50	2,500
140	The Williams Companies Inc.	Dec. 15/60	4,550
75	The Williams Companies Inc.	Jan. 16/44	4,875
3,735	Torex Gold Resources Inc.(f)	Jan. 16/1.50	32,830
87	Total SA, ADR	Nov. 15/52.50	1,305

Number of Contracts		Expiration Date/ Exercise Price	Market Value
88	Total SA, ADR	Jan. 16/50	$6,688
32	Tullow Oil plc(e)	Oct. 15/460	0
135	Tullow Oil plc(e)	Nov. 15/460	0
100	Tyson Foods Inc.	Oct. 15/40	31,250
100	Valero Energy Corp.	Dec. 15/67.50	12,500
80	Valero Energy Corp.	Jan. 16/65	19,200
500	Weatherford International plc	Oct. 15/14	500
250	Weatherford International plc	Nov. 15/10	8,500
250	Weatherford International plc	Dec. 15/11	8,000
30	Whiting Petroleum Corp.	Dec. 15/26	600
34	Whiting Petroleum Corp.	Dec. 15/39	255
90	Whiting Petroleum Corp.	Jan. 16/37.50	675
39	Whiting Petroleum Corp.	Mar. 16/26	2,340
3,800	Yamana Gold Inc.	Oct. 15/3.50	1,900
2,800	Yamana Gold Inc.	Dec. 15/2.75	12,348
1,000	Yamana Gold Inc.	Jan. 16/4	2,500
100	Zoetis Inc.	Oct. 15/48	1,500
100	Zoetis Inc.	Dec. 15/45	10,652
100	Zoetis Inc.	Jan. 16/47	13,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $9,943,377)		2,869,698

	Put Options Written — (0.0)%
100	Continental Resources Inc.	Jan. 16/20	10,500

	TOTAL PUT OPTIONS WRITTEN (Premiums received $14,455)		10,500

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $9,957,832)		$2,880,198

	Aggregate premiums		$(9,957,832)

	Gross unrealized appreciation		$7,494,365
	Gross unrealized depreciation		(416,731)

	Net unrealized appreciation/depreciation		$7,077,634

(a)	Securities, or a portion thereof, with a value of $68,171,312 were deposited with the broker as collateral for options written.
(b)	At September 30, 2015, $1,500,000 of the principal amount was pledged as collateral for options written.
(c)	At September 30, 2015, the Fund had written Option Contracts with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Euros.
(e)	Exercise price denoted in British pence.
(f)	Exercise price denoted in Canadian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	76.9%	$110,648,937
Europe	16.7	24,029,857
Latin America	3.0	4,380,507
South Africa	2.1	2,979,670
Asia/Pacific	1.3	1,857,289

Total Investments	100.0%	$143,896,260

Short Positions
North America	(1.9)%	$(2,734,912)
Asia/Pacific	(0.1)	(91,382)
Europe	(0.0)	(53,904)

Total Investments	(2.0)%	$(2,880,198)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$142,064,621	—	$142,064,621
Convertible Corporate Bonds (a)	—	$ 331,750	331,750
U.S. Government Obligations	—	1,499,889	1,499,889
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$142,064,621	$ 1,831,639	$143,896,260
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (1,489,430)	$(1,380,268)	$ (2,869,698)
Put Options Written	(10,500)	—	(10,500)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (1,499,930)	$(1,380,268)	$ (2,880,198)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at September 30, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option,

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2015 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2014, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

Total long term capital loss carryforward post-effective with no expiration	$28,724,340

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GNT Q3/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.